Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Amounts of Provisions
The amounts of provisions in 2023 and 2022 are as follows:

	12/31/2023			12/31/2022
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	1,005	4,949	5,954	885	4,093	4,978
Termination plans	282	1,461	1,743	135	241	376
Post-employment defined benefit plans	12	428	440	9	329	338
Other benefits	711	3,060	3,771	741	3,523	4,264
Dismantling of assets	17	505	522	26	502	528
Other provisions	574	2,000	2,574	720	1,910	2,630
Total	1,596	7,454	9,050	1,631	6,505	8,136

Schedule of Distribution by Segment of Restructuring Costs	The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2023	2022
Telefónica Spain	1,320	57
Telefónica Germany	11	16
Telefónica Hispam	128	98
Other companies	79	8
Total	1,538	179

Schedule of Movement in Provisions for Post-Employment Plans
The movement in provisions for termination plans in 2023 and 2022 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2021	628
Additions	106
Retirements/amount applied	(311)
Transfers	(43)
Translation differences, hyperinflation adjustments and accretion	(4)
Provisions for termination plans at 12/31/2022	376
Additions	1,520
Retirements/amount applied	(133)
Translation differences, hyperinflation adjustments and accretion	(20)
Provisions for termination plans at 12/31/2023	1,743

Schedule of Main Data of Defined Benefit Plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2023
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	236	764	74	15	1,089
Assets	(103)	(777)	—	(14)	(894)
Net provision before asset ceiling	133	(13)	74	1	195
Asset ceiling	—	200	—	—	200
Total	133	187	74	1	395
Net provision	143	201	86	10	440
Net assets	10	14	12	9	45

12/31/2022
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	208	622	64	19	913
Assets	(101)	(751)	—	(18)	(870)
Net provision before asset ceiling	107	(129)	64	1	43
Asset ceiling	—	266	—	—	266
Total	107	137	64	1	309
Net provision	117	138	75	8	338
Net assets	10	1	11	7	29

Schedule of Movement in the Present Value of Obligations
The movement in the present value of obligations in 2023 and 2022 is as follows:

Millions of euros	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2021	322	549	67	22	960
Translation differences	—	74	(7)	1	68
Current service cost	11	3	4	1	19
Interest cost	3	54	6	—	63
Actuarial losses and gains	(123)	(10)	3	—	(130)
Benefits paid	(5)	(48)	(4)	(1)	(58)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(2)	(4)	(6)
Present value of obligation at 12/31/2022	208	622	64	19	913
Translation differences	—	27	4	—	31
Current service cost	11	2	5	1	19
Interest cost	8	61	8	1	78
Actuarial losses and gains	15	101	2	—	118
Benefits paid	(6)	(49)	(5)	(1)	(61)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(1)	(5)	(6)
Present value of obligation at 12/31/2023	236	764	74	15	1,089

Schedule of Movement in the Fair Value of Plan Assets
Movements in the fair value of plan assets in 2023 and 2022 are as follows:

Millions of euros	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2021	99	660	15	774
Translation differences	—	89	1	90
Interest income	1	65	—	66
Actuarial losses and gains	(1)	(2)	—	(3)
Company contributions	2	—	—	2
Benefits paid	(3)	(42)	—	(45)
Transfers	3	—	2	5
Other movements	—	(19)	—	(19)
Fair value of plan assets at 12/31/2022	101	751	18	870
Translation differences	—	31	—	31
Interest income	3	74	—	77
Actuarial losses and gains	—	(30)	—	(30)
Company contributions	2	—	—	2
Benefits paid	(3)	(45)	—	(48)
Transfers	—	—	(4)	(4)
Other movements	—	(4)	—	(4)
Fair value of plan assets at 12/31/2023	103	777	14	894

Schedule of post-employment benefit plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil

Schedule of Main Actuarial Assumptions Used in Valuing Plans
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2023	12/31/2022
Discount rate	8.90% - 9.18%	9.75% - 9.83%
Nominal rate of salary increase	4.57% - 6.60%	4.57% - 6.35%
Long-term inflation rate	3.50%	3.50%
Growth rate for medical costs	6.61%	6.61%
Mortality tables	AT 2000 M/F	AT 2000 M/F

Schedule of Sensitivity to Changes in Actuarial Assumptions
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	405	391	420
Health plans	358	337	383
Total obligation	763	728	803

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	405	405	405
Health plans	358	409	317
Total obligation	763	814	722
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(171)	(171)	161	161

Schedule of Movement in Other Provisions
The movement of provision for dismantling of assets in 2023 and 2022 is as follows:

Millions of euros
Dismantling of assets at December 31, 2021	577
Additions	141
Accretion	(160)
Retirements/amount applied	(41)
Transfers	16
Translation differences and other	(5)
Dismantling of assets at December 31, 2022	528
Additions	54
Accretion	23
Retirements/amount applied	(67)
Transfers	14
Translation differences and other	(30)
Dismantling of assets at December 31, 2023	522
The detail by segments of provision for dismantling of assets in 2023 and 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Telefónica Spain	16	18
Telefónica Germany	354	323
Telefónica Brazil	76	71
Telefónica Hispam	76	116
Total	522	528
The movement in “Other provisions” in 2023 and 2022 is as follows:

Millions of euros
Other provisions at December 31, 2021	2,128
Additions and accretion	856
Retirements/amount applied	(646)
Business combinations	226
Transfers	(7)
Translation differences and other	73
Other provisions at December 31, 2022	2,630
Additions and accretion	809
Retirements/amount applied	(805)
Transfers	(16)
Translation differences and other	(44)
Other provisions at December 31, 2023	2,574

Disclosure of Provisions for Tax Proceedings
The balance of these provisions at December 31, 2023 and December 31, 2022 is shown in the following table:

Millions of euros	12/31/2023	12/31/2022
Tax proceedings	515	446
Regulatory proceedings	329	336
Labor claims	130	97
Civil proceedings	229	214
Amounts to be refunded to customers	18	108
Provision for fines for canceling lease agreements	8	99
Total	1,229	1,300
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2023	12/31/2022
Federal taxes	149	140
State taxes	248	200
Municipal taxes	9	8
FUST	109	98
Total	515	446
The breakdown of changes in provisions for tax proceedings in 2023 and 2022 is as follows:

Millions of euros
Balance at 12/31/2021	340
Movements with a counterparty in operating income	31
Write-offs due to payment	(6)
Monetary updating	37
Translation differences	44
Balance at 12/31/2022	446
Movements with a counterparty in operating income	16
Write-offs due to payment	(3)
Monetary updating	38
Translation differences	18
Balance at 12/31/2023	515

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2023 and December 31, 2022 are as follows:

Millions of euros	12/31/2023	12/31/2022
Tax proceedings	304	280
Labor claims	17	21
Civil proceedings	161	248
Regulatory proceedings	58	54
Garnishments	4	4
Total	544	607
Current (see Note 15)	14	106
Non-current (see Note 12)	531	501